SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE G – SUBSEQUENT EVENTS AbbVie has evaluated subsequent events and there were no subsequent events that require recognition or additional disclosure in these financial statements.
AbbVie Puerto Rico Savings Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE G – SUBSEQUENT EVENTS The Company has evaluated subsequent events and there were no subsequent events that require recognition or additional disclosure in these financial statements.